Share Capital (Details) - Schedule of Stock Option Transactions	9 Months Ended		12 Months Ended
	Oct. 31, 2021 $ / shares shares	Oct. 31, 2021 $ / shares $ / shares shares	Oct. 31, 2022 $ / shares shares	Oct. 31, 2022 $ / shares $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares
Share Capital (Details) - Schedule of Stock Option Transactions [Line Items]
Number of Options,Balance | shares	5,060,000	5,060,000	5,460,000	5,460,000	5,160,000	5,160,000	5,460,000	5,060,000
Number of Options, Issued | shares	700,000	700,000
Number of Options, Cancelled | shares	(300,000)	(300,000)	(300,000)	(300,000)
Bottom of range [member]
Share Capital (Details) - Schedule of Stock Option Transactions [Line Items]
Weighted Average Exercise Price,Balance	$ 0.4	$ 0.4	$ 0.39	$ 0.39	$ 0.39
Weighted Average Exercise Price, Issued	0.56
Weighted Average Exercise Price, Cancelled	$ 0.4		$ 0.4
Top of range [member]
Share Capital (Details) - Schedule of Stock Option Transactions [Line Items]
Weighted Average Exercise Price,Balance						$ 0.53	$ 0.53	$ 0.5
Weighted Average Exercise Price, Issued		$ 0.73
Weighted Average Exercise Price, Cancelled		$ 0.5		$ 0.5